UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 3/31

Item 1.  Schedule of Investments.

EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009
Shares	Security		Market Value
	COMMON STOCK - 91.25%
	AUTO MANUFACTURERS - 4.83%
50	Bajaj Auto Ltd.		$ 609
220	Mahindra & Mahindra Ltd.		1,664
200	Maruti Suzuki India Ltd.		3,074
			5,347
	BANKS - 15.35%
800	Axis Bank Ltd. *		6,543
2,800	Central Bank Of India		1,876
1,020	Corp Bank		3,631
2,800	Dena Bank		1,788
150	State Bank of India Ltd.		3,155
			16,993
	BEVERAGES - 5.48%
1,000	Empee Distilleries Ltd.		933
2,840	Indage Vintners Ltd.		2,676
470	Radico Khaitan Ltd.		595
333	United Breweries Ltd. *		582
100	United Spirits Ltd.		1,279
			6,065
	BUILDING MATERIALS - 0.78%
2,800	Gujarat Sidhee Cement Ltd. *		453
520	JK Cement Ltd.		407
			860
	CONSUMER DURABLES - 1.28%
1,600	Nilkamal Ltd.		1,418

	CONSUMER GOODS - 1.53%
1,500	Jyothy Laboratories Ltd.		1,694

	DIVERSIFIED FINANCIAL SERVICES - 6.55%
400	Dewan Housing Finance Corp. Ltd.		428
100	Housing Development Finance Corp.		2,783
600	Motilal Oswal Financial Services Ltd.		907
450	Reliance Capital Ltd.		3,135
			7,253
	EDUCATIONAL SERVICES - 2.97%
2,000	Aptech Ltd. *		3,284

	ELECTRIC - 2.05%
180	CESC Ltd.		749
150	Reliance Infrastructure Ltd.		1,524
			2,273
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.11%
600	KEI Industries Ltd.		117

EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2009
Shares	Security		Market Value
	ELECTRICAL ENGINEERING - 1.41%
900	ICSA India Ltd.		$ 1,556

	ENGINEERING - 5.39%
110	Alstom Projects India Ltd.*		606
180	Bharat Heavy Electricals Ltd.		5,359
			5,965
	ENGINEERING & CONSTRUCTION - 4.48%
280	Larsen & Toubro Ltd.		3,705
700	Punj Lloyd Ltd.		1,256
			4,961
	FINANCIAL SERVICES - 2.65%
240	Financial Technologies India Ltd.		2,932

	HAND / MACHINE TOOLS - 1.28%
1,000	Ador Fontech Ltd.		1,415

	INVESTMENT COMPANIES - 0.26%
50	Bajaj Holdings and Investments Ltd.*		294

	JEWERLY MANUFACTURE - 2.81%
6,290	Rajesh Exports Ltd.		3,118

	LODGING - 2.38%
320	Asian Hotels Ltd.		1,392
1,800	Hotel Leela Venture Ltd.		662
750	Indian Hotels Co. Ltd.		583
			2,637
	MANUFACTURING - 0.03%
100	Lloyd Electric & Engineering		38

	MEDIA - 0.18%
3,000	Creative Eye Ltd. *		201

	METAL FABRICATE / HARDWARE - 0.38%
120	Jindal Saw Ltd. *		418

	MINING - 2.89%
360	Hindustan Zinc Ltd.		3,201

	MISCELLANEOUS MANUFACTURING - 3.37%
1,580	Everest Kanto Cylinder Ltd.*		3,736

	OIL&GAS - 9.50%
350	Reliance Industries Ltd.		10,519

	PHARMACEUTICALS - 8.20%
1,000	Ajanta Pharma Ltd.		1,012
1,000	Alembic Ltd.		617
400	Glenmark Pharmaceuticals Ltd. *		1,237
1,000	Jubilant Organosys Ltd.		1,883
320	Ranbaxy Laboratories Ltd.		1,045
150	Sun Pharmaceutical Industries Ltd.		3,286
			9,080
EM Capital India Gateway Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2009
Shares	Security		Market Value
	REAL ESTATE - 1.24%
2,400	Peninsula Land Ltd. *		$ 1,019
225	Puravankara Projects Ltd.		182
600	Ritesh Properties and Industries Ltd. *		179
			1,380
	SOFTWARE - 0.10%
260	Subex Ltd. *		116

	TEXTILES - 0.48%
560	Vardhman Textiles Ltd.*		529

	TRANSPORTATION - 1.35%
400	Great Eastern Shipping Co.		1,496

	TRUCK MANUFACTURING - 1.94%
6,000	Ashok Leyland Ltd.		2,146

	TOTAL COMMON STOCK		101,042
	( Cost - $237,189)

	SHORT-TERM INVESTMENTS - 13.18%
	MONEY MARKET FUND - 13.18%
14,599	Milestone Treasury Obligations Portfolio, 0.27%+		14,599
	TOTAL SHORT-TERM INVESTMENTS		14,599
	( Cost - $14,599)

	TOTAL INVESTMENTS - 104.43%
	( Cost - $251,788)(a)		115,641
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.43%)		(4,912)
	NET ASSETS - 100.00%		$ 110,729

* Non-Income producing security. ** Securities exempt from registration under Rule 144A of Securities Act of 1933.
	+ Rate as of March 31, 2009
	(a) Represents cost for financial reporting purposes and differs from market value by net
	unrealized appreciation (depreciation) of:
	Unrealized appreciation		$ 336
	Unrealized depreciation		(136,483)
	Net unrealized depreciation		$ (136,147)

	Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and
	semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of each fund's investments relating to Financial
	Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1- Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
	spreads, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value
	of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with
	investing in those securities.
	The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's assets carried at fair value:

	Valuation Inputs	Investment Securties ($)	Other Financial Instrument ($)
	Level 1 - Quoted Prices	101,042	-
	Level 2 - Other Significant Observable Inputs	14,599	-
	Level 3 - Significant Unobservable Inputs	-	-
	Total	115,641	-

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/29/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/29/09